Financial instruments and risk management - Market risk and Credit risk (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Customer A | Revenues | Major customers
Concentration Risk [Line Items]
Concentration risk, percentage	38.00%	45.00%
Customer B | Revenues | Major customers
Concentration Risk [Line Items]
Concentration risk, percentage	27.00%	30.00%
Customer C | Revenues | Major customers
Concentration Risk [Line Items]
Concentration risk, percentage	17.00%	11.00%
Customer D | Revenues | Major customers
Concentration Risk [Line Items]
Concentration risk, percentage	10.00%	10.00%
Customer 1 | Accounts receivable and contract assets | Major customers
Concentration Risk [Line Items]
Concentration risk, percentage	45.00%	39.00%
Customer 2 | Accounts receivable and contract assets | Major customers
Concentration Risk [Line Items]
Concentration risk, percentage	15.00%	20.00%
Customer 3 | Accounts receivable and contract assets | Major customers
Concentration Risk [Line Items]
Concentration risk, percentage	15.00%	16.00%
Credit Facility
Concentration Risk [Line Items]
Outstanding balance, long-term debt	$ 110.0	$ 220.0
Basis on variable rate, adjustment	1.00%
Corresponding change in annual interest expense	$ 1.1